VOYA INVESTORS TRUST

Voya Multi-Manager Large Cap Core Portfolio

(the “Portfolio”)

VOYA EQUITY TRUST

Voya Multi-Manger Mid Cap Value Fund

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International SmallCap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 9, 2018

to the current Prospectuses and Summary Prospectuses (the “Prospectuses”)

for the above named Funds and Portfolio

Effective May 11, 2018, Jody Hrazanek will no longer be a portfolio manager under the investment adviser for the Funds and Portfolio, and Paul Zemsky will be added as a portfolio manager under the investment adviser for the Funds and Portfolio.

Effective May 11, 2018, the Funds’ and the Portfolio’s Prospectuses are revised as follows:

1)	All references to Jody Hrazanek as a portfolio manager for the Funds and Portfolio are hereby removed from the Funds’ and Portfolio’s Prospectuses.

2)	The sub-section entitled “Portfolio Management – Investment Adviser -- Portfolio Managers” of the summary section of the Prospectuses for Voya Multi-Manager Emerging Markets Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, Voya Multi-Manager International Small Cap Fund, and Voya Multi-Manager Mid Cap Value Fund is deleted and replaced with the following:

Portfolio Managers
Halvard Kvaale, CIMA	Paul Zemsky, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since 05/18)

3)	The sub-section entitled “Portfolio Management – Investment Adviser -- Portfolio Managers” of the summary section of the Prospectus for Voya Multi-Manager Large Cap Core Portfolio is deleted and replaced with the following:

Portfolio Managers
Halvard Kvaale, CIMA	Paul Zemsky, CFA
Portfolio Manager (since 05/17)	Portfolio Manager (since 05/18)

4)	The following paragraph is included in the sub-sections of the Funds’ and Portfolio’s Prospectuses entitled “Management of the Funds – Voya Multi-Manager Emerging Markets Equity Fund – The Investment Adviser,” “Management of the Funds – Voya Multi-Manager International Equity Fund – The Investment Adviser,” “Management of the Funds – Voya Multi-Manager International Factors Fund – The Investment Adviser,” “Management of the Funds – Voya Multi-Manager International Small Cap Fund – The Investment Adviser,” “Management of the Funds – Voya Multi-Manager Mid Cap Value Fund – The Investment Adviser,” and “Management of the Funds – Voya Multi-Manager Large Cap Core Portfolio – The Investment Adviser:”

Paul Zemsky, CFA, Portfolio Manager, and Chief Investment Officer of Voya IM’s Multi-Asset Strategies. He joined Voya IM in 2005 as head of derivative strategies.

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VOYA INVESTORS TRUST

Voya Multi-Manager Large Cap Core Portfolio

(the “Portfolio”)

VOYA EQUITY TRUST

Voya Multi-Manger Mid Cap Value Fund

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International SmallCap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated May 9, 2018

to the current Statements of Additional Information (the “SAIs”)

for the above named Funds and Portfolio

Effective May 11, 2018, Jody Hrazanek will no longer be a portfolio manager under the investment adviser for the Funds and Portfolio, and Paul Zemsky will be added as a portfolio manager under the investment adviser for the Funds and Portfolio. All references to Jody Hrazanek as a portfolio manager for the Funds and Portfolio are hereby removed from the Funds’ and Portfolio’s SAIs.

Effective on May 11, 2018, the Funds’/Portfolio’s SAI are revised as follows:

1.

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management” in the Funds’/Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Paul Zemsky[1]	47	$16,615,605,011	89[2]	$2,662,296,962	0	$0

1 As of December 31, 2017

2 Two of these accounts with total assets of $1,589,705,149 have performance-based advisory fees.

Ownership of Securities
All Funds/Portfolio except for Voya Multi-Manager Emerging Markets Equity Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Paul Zemsky, CFA[1]	None

1 As of December 31, 2017

Voya Multi-Manager Emerging Markets Equity Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Paul Zemsky, CFA[1]	$100,001 - $500,000

1 As of December 31, 2017

PLEASE RETAIN SUPPLEMENT FOR FUTURE REFERENCE